Financial instruments	6 Months Ended
Apr. 30, 2022
Text Block [Abstract]
Financial instruments
18.	Financial instruments
(a) Risk management
The Bank’s principal business activities result in a balance sheet that consists primarily of financial instruments. In addition, the Bank uses derivative financial instruments for both trading and hedging purposes. The principal financial risks that arise from transacting financial instruments include credit risk, liquidity risk and market risk. The Bank’s framework to monitor, evaluate and manage these risks is consistent with that in place as at October 31, 2021.
(i) Credit risk
Credit risk is the risk of loss resulting from the failure of a borrower or counterparty to honour its financial or contractual obligations to the Bank.
Credit risk exposures disclosed below are presented based on the Basel framework utilized by the Bank. The Bank uses the Advanced Internal Ratings-Based approach (AIRB) for all material Canadian, U.S. and European portfolios, and for a significant portion of the international corporate and commercial portfolios. The remaining portfolios, including other international portfolios, are treated under the standardized approach. Under the AIRB approach, the Bank uses internal risk parameter estimates, based on historical experience.

Under the standardized approach, credit risk is estimated using the risk weights as prescribed by the Basel framework, either based on credit assessments by external rating agencies or based on the counterparty type for non-retail exposures and product type for retail exposures.

Exposure at default (1)	As at
	April 30, 2022			January 31 2022	October 31 2021
($ millions)	AIRB	Standardized	Total	Total	Total
By exposure sub-type
Non-retail
Drawn (2)(3)	$446,169	$66,748	$512,917	$493,548	$459,902
Undrawn commitments	116,895	3,806	120,701	118,970	117,213
Other exposures (4)	110,511	7,771	118,282	121,331	119,923
Total non-retail	$673,575	$78,325	$751,900	$733,849	$697,038
Retail
Drawn (5)	$271,657	$99,421	$371,078	$360,789	$345,947
Undrawn commitments	54,321	–	54,321	52,994	51,020
Total retail	$325,978	$99,421	$425,399	$413,783	$396,967
Total	$999,553	$177,746	$1,177,299	$1,147,632	$1,094,005
(1)	After credit risk mitigation and excludes equity securities and other assets.
(2)	Non-retail AIRB drawn exposures include government guaranteed and privately insured mortgages.
(3)	Non-retail drawn includes loans, bankers’ acceptances, deposits with financial institutions and FVOCI debt securities.
(4)	Includes off-balance sheet lending instruments such as letters of credit, letters of guarantee, securitizations, over-the-counter derivatives and repo-style transactions net of related collateral.
(5)	Retail drawn includes residential mortgages, credit cards, lines of credit and other personal loans.
Credit quality of non-retail exposures
The Bank’s non-retail portfolio is well diversified by industry. A significant portion of the authorized corporate and commercial lending portfolio was internally assessed at a grade that would generally equate to an investment grade rating by external rating agencies. There has not been a significant change in concentrations of credit risk since October 31, 2021.
Credit quality of retail exposures
The Bank’s retail portfolios consist of a number of relatively small loans to a large number of borrowers. The portfolios are distributed across Canada and a wide range of countries. As such, the portfolios inherently have a high degree of diversification. In addition, as of April 30, 2022,
 28
% (January 31, 2022 –
29
%; October 31, 2021 –
31
%) of the Canadian residential mortgage portfolio is insured. The average loan-to-value ratio of the uninsured portion of the Canadian residential mortgage portfolio is
 47% (January 31, 2022 – 49%; October 31, 2021 – 49%).
Retail standardized portfolio
The retail standardized portfolio of $99 billion as at April 30, 2022 (January 31, 2022 – $97 billion; October 31, 2021 – $91 billion) was comprised of residential mortgages, personal loans, credit cards and lines of credit to individuals, mainly in Latin America and the Caribbean. Of the total retail standardized exposures, $60 billion (January 31, 2022 – $59 billion; October 31, 2021 – $55 billion) was represented by mortgages and loans secured by residential real estate, mostly with a loan-to-value ratio of below 80%.
(ii) Liquidity risk
Liquidity risk is the risk that the Bank is unable to meet its financial obligations in a timely manner at reasonable prices. The Bank’s liquidity risk is subject to extensive risk management controls and is managed within the framework of policies and limits approved by the Board. The Board receives reports on risk exposures and performance against approved limits. The Asset/Liability Committee (ALCO) provides senior management oversight of liquidity risk.
The key elements of the Bank’s liquidity risk management framework include:

•	liquidity risk measurement and management limits, including limits on maximum net cash outflow by currency over specified short-term horizons;

•	prudent diversification of its wholesale funding activities by using a number of different funding programs to access the global financial markets and manage its maturity profile, as appropriate;

•	large holdings of liquid assets to support its operations, which can generally be sold or pledged to meet the Bank’s obligations;

•	liquidity stress testing, including Bank-specific, global-systemic, and combination systemic/specific scenarios; and

•	liquidity contingency planning.
The Bank’s foreign operations have liquidity management frameworks that are similar to the Bank’s framework. Local deposits are managed from a liquidity risk perspective based on the local management frameworks and regulatory requirements.
(iii) Market risk
Market risk arises from changes in market prices and rates (including interest rates, credit spreads, equity prices, foreign exchange rates and commodity prices), the correlations among them, and their levels of volatility.

Scotiabank Second Quarter Report 2022
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Interest rate risk
Interest rate risk is the risk of loss due to the following: changes in the level, slope and curvature of the yield curve; the volatility of interest rates and changes in customers’ preferences (e.g. mortgage prepayment rates).
Non-trading foreign currency risk
Foreign currency risk is the risk of loss due to changes in spot and forward rates.
As at April 30, 2022, a one per cent increase (decrease) in the Canadian dollar against all currencies in which the Bank operates decreases (increases) the Bank’s before-tax annual earnings by approximately $39 million due primarily from exposure to U.S. dollars and Chilean Pesos (January 31, 2022 – $
44
million; April 30, 2021 – $
51
million) and the effect of which is not hedged.
A similar change in the Canadian dollar as at April 30, 2022, would increase (decrease) the unrealized foreign currency translation losses in the accumulated other comprehensive income section of shareholders’ equity by approximately $331 million (January 31, 2022 – $329 million; April 30, 2021 – $336 million), net of hedging.
Non-trading equity risk
Equity risk is the risk of loss due to adverse movements in equity prices. The Bank is exposed to equity risk through its investment equity portfolios. The fair value of investment equity securities is shown in Note 6.
Trading portfolio risk management
The table below shows the Bank’s VaR by risk factor along with Stressed VaR:

	For the three months ended			As at	As at
	April 30, 2022			April 30	January 31	April 30
($ millions)	Average	High	Low	2022	2022	2021
Credit spread plus interest rate	$10.4	$13.7	$7.2	$10.2	$14.0	$10.8
Credit spread	5.7	8.6	4.0	5.5	5.9	4.8
Interest rate	9.6	14.6	7.8	9.6	14.1	13.9
Equities	4.0	6.8	1.7	5.1	2.2	9.4
Foreign exchange	2.0	3.7	1.3	1.8	1.4	3.0
Commodities	2.8	5.6	1.3	5.6	1.7	4.1
Debt specific	2.1	2.6	1.7	2.0	2.0	2.3
Diversification effect	(9.4)	–	–	(12.0)	(7.4)	(13.0)
Total VaR	$11.9	$15.6	$7.8	$12.7	$13.9	$16.6
Total Stressed VaR	$26.4	$41.0	$16.8	$25.7	$24.7	$37.6
(b) Financial instruments designated at fair value through profit or loss
In accordance with its risk management strategy, the Bank has elected to designate certain senior note liabilities at fair value through profit or loss to reduce an accounting mismatch between fair value changes in these instruments and fair value changes in related derivatives, and where a hybrid financial liability contains one or more embedded derivatives that are not closely related to the host contract. Changes in fair value of financial liabilities arising from the Bank’s own credit risk are recognized in other comprehensive income, without subsequent reclassification to net income.
The cumulative fair value adjustment due to own credit risk is determined at a point in time by comparing the present value of expected future cash flows over the term of these liabilities discounted at the Bank’s effective funding rate, and the present value of expected future cash flows discounted under a benchmark rate.
The following table presents the fair value of liabilities designated at fair value through profit or loss and their changes in fair value.

	Fair value			Change in fair value			Cumulative change in fair value (1)
	As at			For the three months ended			As at
($ millions)	April 30 2022	January 31 2022	April 30 2021	April 30 2022	January 31 2022	April 30 2021	April 30 2022	January 31 2022	April 30 2021
Liabilities
Senior note liabilities (2)	$21,927	$23,979	$20,406	$3,913	$902	$197	$4,108	$195	$(350)
(1)	The cumulative change in fair value is measured from the instruments’ date of initial recognition.
(2)
Changes in fair value attributable to changes in the Bank’s own credit risk are recorded in other comprehensive income. Other changes in fair value are recorded in non-interest income – trading revenues. The offsetting fair value changes from associated derivatives is also recorded in non-interest income – trading revenues.

The following table presents the changes in fair value attributable to changes in the Bank’s own credit risk for financial liabilities designated at fair value through profit or loss as well as their contractual maturity and carrying amounts.

	Senior note liabilities
($ millions)	Contractual maturity amount	Carrying value	Difference between carrying value and contractual maturity amount	Changes in fair value for the three month period attributable to changes in own credit risk recorded in other comprehensive income	Cumulative changes in fair value due to changes in own credit risk (1)
As at April 30, 2022	$26,035	$21,927	$4,108	$787	$289
As at January 31, 2022	$24,174	$23,979	$195	$231	$(498)
As at April 30, 2021	$20,056	$20,406	$(350)	$ (140)	$(777)
(1)	The cumulative change in fair value is measured from the instruments’ date of initial recognition.
(c) Financial instruments – fair value
Fair value of financial instruments
The calculation of fair value is based on market conditions at a specific point in time and therefore may not be reflective of future fair values. The Bank has controls and processes in place to ensure that the valuation of financial instruments is appropriately determined.
Refer to Note 7 of the Bank’s audited consolidated financial statements in the 2021 Annual Report for the valuation techniques used to fair value its significant financial assets and liabilities.
The following table sets out the fair values of financial instruments of the Bank and excludes non-financial assets, such as property and equipment, investments in associates, precious metals, goodwill and other intangible assets.

	As at
	April 30, 2022		January 31, 2022		October 31, 2021
($ millions)	Total fair value	Total carrying value	Total fair value	Total carrying value	Total fair value	Total carrying value
Assets:
Cash and deposits with financial institutions	$85,910	$85,910	$99,053	$99,053	$86,323	$86,323
Trading assets	133,644	133,644	152,947	152,947	146,312	146,312
Securities purchased under resale agreements and securities borrowed	148,706	148,706	132,714	132,714	127,739	127,739
Derivative financial instruments	54,608	54,608	40,655	40,655	42,302	42,302
Investment securities – fair value	83,788	83,788	64,123	64,123	57,042	57,042
Investment securities – amortized cost	16,107	16,699	17,453	17,576	18,133	18,157
Loans	684,215	689,702	666,622	667,338	641,964	636,986
Customers’ liability under acceptances	19,043	19,043	20,901	20,901	20,404	20,404
Other financial assets	19,349	19,349	14,625	14,625	14,256	14,256
Liabilities:
Deposits	869,308	876,554	848,941	851,045	798,335	797,259
Financial instruments designated at fair value through profit or loss	21,927	21,927	23,979	23,979	22,493	22,493
Acceptances	19,070	19,070	20,934	20,934	20,441	20,441
Obligations related to securities sold short	44,620	44,620	46,133	46,133	40,954	40,954
Derivative financial instruments	57,123	57,123	39,697	39,697	42,203	42,203
Obligations related to securities sold under repurchase agreements and securities lent	131,978	131,978	122,878	122,878	123,469	123,469
Subordinated debentures	8,360	8,447	6,666	6,338	6,733	6,334
Other financial liabilities	41,679	41,949	44,078	44,348	39,802	40,254
(d) Fair value hierarchy
The best evidence of fair value for a financial instrument is the quoted price in an active market. Unadjusted quoted market prices for identical instruments represent a Level 1 valuation. Where possible, valuations are based on quoted prices or observable inputs obtained from active markets.
Quoted prices are not always available for over-the-counter transactions, as well as transactions in inactive or illiquid markets. In these instances, internal models that maximize the use of observable inputs are used to estimate fair value. The chosen valuation technique incorporates all the factors that market participants would take into account in pricing a transaction. When all significant inputs to models are observable, the valuation is classified as Level 2. Financial instruments traded in a less active market are valued using indicative market prices or other valuation techniques. Fair value estimates do not consider forced or liquidation sales.
Where financial instruments trade in inactive markets, illiquid markets or when using models where observable parameters do not exist, greater management judgment is required for valuation purposes. Valuations that require the significant use of unobservable inputs are classified as Level 3.

The following table outlines the fair value hierarchy and instruments carried at fair value on a recurring basis.

				As at
	April 30, 2022				January 31, 2022
($ millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Instruments carried at fair value on a recurring basis:
Assets:
Precious metals (1)	$–	$1,056	$–	$1,056	$–	$527	$–	$527
Trading assets
Loans	–	8,483	–	8,483	–	8,494	–	8,494
Canadian federal government and government guaranteed debt	7,630	3,716	–	11,346	6,228	3,626	–	9,854
Canadian provincial and municipal debt	4,000	4,608	–	8,608	3,935	5,039	–	8,974
US treasury and other US agencies’ debt	7,552	100	–	7,652	9,601	48	–	9,649
Other foreign governments’ debt	76	9,106	–	9,182	159	8,059	–	8,218
Corporate and other debt	2,667	9,070	1	11,738	2,529	9,191	2	11,722
Equity securities	74,813	71	3	74,887	94,478	123	3	94,604
Other	–	1,748	–	1,748	–	1,432	–	1,432
	$96,738	$36,902	$4	$133,644	$116,930	$36,012	$5	$152,947
Investment securities (2)
Canadian federal government and government guaranteed debt	$5,011	$4,700	$–	$9,711	$3,992	$4,412	$–	$8,404
Canadian provincial and municipal debt	1,711	3,490	–	5,201	1,336	4,007	–	5,343
US treasury and other US agencies’ debt	33,515	2,019	–	35,534	13,925	2,238	–	16,163
Other foreign governments’ debt	189	26,261	17	26,467	153	27,998	18	28,169
Corporate and other debt	36	1,406	60	1,502	69	1,108	24	1,201
Equity securities	3,659	233	1,481	5,373	3,157	233	1,453	4,843
	$44,121	$38,109	$1,558	$83,788	$22,632	$39,996	$1,495	$64,123
Derivative financial instruments
Interest rate contracts	$–	$9,923	$8	$9,931	$–	$12,568	$2	$12,570
Foreign exchange and gold contracts	–	26,027	–	26,027	–	16,833	–	16,833
Equity contracts	251	8,273	26	8,550	334	3,964	20	4,318
Credit contracts	–	487	–	487	–	342	–	342
Commodity contracts	–	9,602	11	9,613	–	6,585	7	6,592
	$251	$54,312	$45	$54,608	$334	$40,292	$29	$40,655
Liabilities:
Deposits	$–	$106	$–	$106	$–	$174	$–	$174
Financial liabilities designated at fair value through profit or loss	–	21,840	87	21,927	–	23,842	137	23,979
Obligations related to securities sold short	38,131	6,487	2	44,620	38,114	8,017	2	46,133

Derivative financial instruments
Interest rate contracts	–	17,835	7	17,842	–	13,494	17	13,511
Foreign exchange and gold contracts	–	27,261	–	27,261	–	17,374	–	17,374
Equity contracts	524	2,904	6	3,434	364	3,069	4	3,437
Credit contracts	–	27	–	27	–	26	–	26
Commodity contracts	–	8,553	6	8,559	–	5,341	8	5,349
	$524	$56,580	$19	$57,123	$364	$39,304	$29	$39,697
(1)	The fair value of precious metals is determined based on quoted market prices and forward spot prices, where applicable.
(2)	Excludes debt investment securities measured at amortized cost of $16,699 (January 31, 2022 – $17,576).

	As at October 31, 2021
($ millions)	Level 1	Level 2	Level 3	Total
Instruments carried at fair value on a recurring basis:
Assets:
Precious metals (1)	$–	$755	$–	$755
Trading assets
Loans	–	8,113	–	8,113
Canadian federal government and government guaranteed debt	9,272	3,842	–	13,114
Canadian provincial and municipal debt	5,556	4,298	–	9,854
US treasury and other US agencies’ debt	6,760	63	–	6,823
Other foreign governments’ debt	129	9,559	–	9,688
Corporate and other debt	2,595	9,185	40	11,820
Equity securities	85,688	160	1	85,849
Other	–	1,051	–	1,051
	$110,000	$36,271	$41	$146,312
Investment securities (2)
Canadian federal government and government guaranteed debt	$1,125	$4,679	$–	$5,804
Canadian provincial and municipal debt	1,937	3,218	–	5,155
US treasury and other US agencies’ debt	11,462	2,175	–	13,637
Other foreign governments’ debt	67	26,605	17	26,689
Corporate and other debt	10	1,319	27	1,356
Equity securities	2,879	218	1,304	4,401
	$17,480	$38,214	$1,348	$57,042
Derivative financial instruments
Interest rate contracts	$–	$13,124	$1	$13,125
Foreign exchange and gold contracts	–	18,293	–	18,293
Equity contracts	184	3,513	21	3,718
Credit contracts	–	245	–	245
Commodity contracts	–	6,921	–	6,921
	$184	$42,096	$22	$42,302
Liabilities:
Deposits	$–	$175	$–	$175
Financial liabilities designated at fair value through profit or loss	–	22,354	139	22,493
Obligations related to securities sold short	35,487	5,467	–	40,954

Derivative financial instruments
Interest rate contracts	–	13,148	15	13,163
Foreign exchange and gold contracts	–	18,171	–	18,171
Equity contracts	307	4,737	6	5,050
Credit contracts	–	30	–	30
Commodity contracts	–	5,789	–	5,789
	$307	$41,875	$21	$42,203
(1)	The fair value of precious metals is determined based on quoted market prices and forward spot prices, where applicable.
(2)	Excludes debt investment securities measured at amortized cost of $18,157.
Level 3 instrument fair value changes
Financial instruments categorized as Level 3 as at April 30, 2022, in the fair value hierarchy comprise certain foreign government bonds, structured corporate bonds, equity securities, complex derivatives, financial liabilities designated at fair value through profit or loss and obligations related to securities sold short.
The following table summarizes the changes in Level 3 instruments carried at fair value for the three months ended April 30,
2022.
All positive balances represent assets and negative balances represent liabilities. Consequently, positive amounts indicate purchases of assets or settlements of liabilities and negative amounts indicate sales of assets or issuances of liabilities.

	As at April 30, 2022
($ millions)	Fair value, beginning of the quarter	Gains/ (losses) recorded in income	Gains/ (losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into/out of Level 3	Fair value, end of the quarter	Changes in unrealized gains/(losses) recorded in income for instruments still held (1)
Trading assets
Corporate and other debt	$2	$(2)	$–	$–	$–	$1	$1	$(2)
Equity securities	3	–	–	2	–	(2)	3	–
	5	(2)	–	2	–	(1)	4	(2)
Investment securities
Other foreign governments’ debt	18	–	(1)	–	–	–	17	n/a
Corporate and other debt	24	–	(6)	42	–	–	60	–
Equity securities	1,453	58	4	74	(103)	(5)	1,481	58
	1,495	58	(3)	116	(103)	(5)	1,558	58
Derivative financial instruments – assets
Interest rate contracts	2	6	–	–	–	–	8	6
Equity contracts	20	4	–	1	–	1	26	4	(2)
Commodity contracts	7	4	–	–	–	–	11	4

Derivative financial instruments – liabilities
Interest rate contracts	(17)	(5)	–	–	–	15	(7)	(5	) (3)
Equity contracts	(4)	(1)	–	(1)	–	–	(6)	(1	) (2)
Commodity contracts	(8)	2	–	–	–	–	(6)	2
	–	10	–	–	–	16	26	10

Financial liabilities designated at fair value through profit or loss	(137)	25	–	(22)	–	47	(87)	7

Obligations related to securities sold short	(2)	–	–	–	–	–	(2)	–
Total	$1,361	$91	$(3)	$96	$(103)	$57	$1,499	$73
(1)	These amounts represent the gains and losses from fair value changes of Level 3 instruments still held at the end of the period that are recorded in the Consolidated Statement of Income.
(2)
Certain unrealized gains and losses on derivative assets and liabilities are largely offset by mark-to-market changes on other instruments included in trading revenues in the Consolidated Statement of Income, since these instruments act as an economic hedge to certain derivative assets and liabilities.

(3)
Certain unrealized losses on interest rate derivative contracts are largely offset by mark-to-market changes on embedded derivatives on certain deposit liabilities in the Consolidated Statement of Income.

The following tables summarize the changes in Level 3 instruments carried at fair value for the three months ended January 31, 2022 and October 31, 2021.

	As at January 31, 2022
($ millions)	Fair value, beginning of the quarter	Gains/ (losses) recorded in income (1)	Gains/ (losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into/ out of Level 3	Fair value, end of the quarter
Trading assets	$41	$–	$–	$–	$(31)	$(5)	$5
Investment securities	1,348	66	5	102	(30)	4	1,495
Derivative financial instruments	1	(3)	–	–	–	2	–
Financial liabilities designated at fair value through profit or loss	(139)	2	–	–	–	–	(137)
Obligations related to securities sold short	–	–	–	–	–	(2)	(2)
(1)	Gains or losses for items in Level 3 may be offset with losses or gains on related hedges in Level 1 or Level 2.

	As at October 31, 2021
($ millions)	Fair value, beginning of the quarter	Gains/ (losses) recorded in income (1)	Gains/ (losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into/ out of Level 3	Fair value, end of the quarter
Trading assets	$4	$(1)	$–	$28	$–	$10	$41
Investment securities	1,190	83	28	78	(32)	1	1,348
Derivative financial instruments	(35)	4	–	(12)	51	(7)	1
Financial liabilities designated at fair value through profit or loss	(119)	–	–	(20)	–	–	(139)
(1)	Gains or losses for items in Level 3 may be offset with losses or gains on related hedges in Level 1 or Level 2.
Significant transfers
Significant transfers can occur between the fair value hierarchy levels when additional or new information regarding valuation inputs and their refinement and observability become available. The Bank recognizes transfers between levels of the fair value hierarchy at the end of the reporting period during which the change has occurred.
The following significant transfers made between Level 1 and 2, were based on whether the fair value was determined using quoted market prices from an active market.
During the three months ended April 30, 2022:

•	Trading assets of $1,191 million, investment securities of $475 million and obligations related to securities sold short of $624 million were transferred out of Level 2 into Level 1.

•	Trading assets of $1,306 million, investment securities of $463 million and obligations related to securities sold short of $361 million were transferred out of Level 1 into Level 2.
During the three months ended January 31, 2022:

•	Trading assets of $629 million, investment securities of $1,484 million and obligations related to securities sold short of $43 million were transferred out of Level 2 into Level 1.

•	Trading assets of $2,034 million, investment securities of $754 million and obligations related to securities sold short of $1,171 million were transferred out of Level 1 into Level 2.
During the three months ended October 31, 2021:

•	Trading assets of $9,455 million, investment securities of $3,407 million and obligations related to securities sold short of $2,550 million were transferred out of Level 2 into Level 1.

•	Trading assets of $9,972 million, investment securities of $13,474 million and obligations related to securities sold short of $2,235 million were transferred out of Level 1 into Level 2.
There were no significant transfers into and out of Level 3 during the three months ended April 30, 2022, January 31, 2022 and October 31, 2021.
Level 3 sensitivity
The Bank applies judgment in determining unobservable inputs used to calculate the fair value of Level 3 instruments.
Refer to Note 7 of the Bank’s audited consolidated financial statements for the year ended October 31, 2021 for a description of the significant unobservable inputs for Level 3 instruments and the potential effect that a change in each unobservable input may have on the fair value measurement. There have been no significant changes to the Level 3 sensitivities during the quarter.